SUPPLEMENT Dated July 20, 2009
To The Statement of Additional Information Dated April 28, 2008, For

ING MARATHON PLUS

Issued By ING Life Insurance and Annuity Company
Through Its Variable Annuity Account I

The following investment portfolios are currently available under your contract:

ING Investors Trust	ING Variable Funds
ING BlackRock Large Cap Growth Portfolio (Class I)	ING Growth and Income Portfolio (Class I)
ING Evergreen Omega Portfolio (Class I)
ING FMRSM Diversified Mid Cap Portfolio (Class I)	ING Variable Portfolios, Inc.
ING JPMorgan Emerging Markets Equity Portfolio	ING BlackRock Science and Technology Opportunities
(Class I)	Portfolio (Class I)
ING MFS Total Return Portfolio (Class I)	ING Index Plus LargeCap Portfolio (Class I)
ING PIMCO High Yield Portfolio (Class S)	ING International Index Portfolio (Class I)
ING Van Kampen Capital Growth Portfolio (Class I)	ING Opportunistic LargeCap Portfolio (Class I)
ING RusselTM Large Cap Growth Index Portfolio
ING Partners, Inc.	(Class I)
ING Legg Mason Partners Aggressive Growth	ING RussellTM Large Cap Index Portfolio (Class I)
Portfolio (Initial Class)	ING RussellTM Large Cap Value Index Portfolio
ING Oppenheimer Global Portfolio (Initial Class)	(Class S)
ING Oppenheimer Strategic Income Portfolio (Initial	ING Small Company Portfolio (Class I)
Class)
ING Pioneer High Yield Portfolio (Initial Class)	ING Balanced Portfolio, Inc.
ING Templeton Foreign Equity Portfolio (Initial Class)	ING Balanced Portfolio (Class I)
ING Thornburg Value Portfolio (Initial Class)
ING T. Rowe Price Diversified Mid Cap Growth	ING Intermediate Bond Portfolio
Portfolio Initial Class)	ING Intermediate Bond Portfolio (Class I)
ING T. Rowe Price Growth Equity Portfolio (Initial
Class)	ING Money Market Portfolio
ING UBS U.S. Large Cap Equity Portfolio (Initial	ING Money Market Portfolio (Class I)
Class)
ING Van Kampen Equity and Income Portfolio (Initial	Calvert Variable Series, Inc.
Class)	Calvert Social Balanced Portfolio

ING Strategic Allocation Portfolios, Inc.	Fidelity® Variable Insurance Products
ING Strategic Allocation Conservative Portfolio	Fidelity® VIP Contrafund® Portfolio (Class I)
(Class I) *	Fidelity® VIP Equity-Income Portfolio (Class I)
ING Strategic Allocation Growth Portfolio (Class I) *	Fidelity® VIP Index 500 Portfolio (Class I)
ING Strategic Allocation Moderate Portfolio (Class I) *

*	These investment portfolios are structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest.

X.130825-09 Page 1 of 1	July 2009